Employee benefits - Labor expenses - Components - French civil servants (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANCE
Disclosure of geographical areas [line items]
Percentage of civil servant employees (as a percent)	40.00%	45.00%	50.00%